Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000119983 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000119983 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000119983 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119983 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119983 | Government of Japan Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119983 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119983 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119983 | Harley-Davidson Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119983 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119983 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119983 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000119983 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000119983 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000119983 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000119983 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000119983 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119983 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119983 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119983 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000119983 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000193195 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193195 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193195 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193195 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193195 | Government of Japan Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193195 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193195 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193195 | Harley-Davidson Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193195 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193195 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193195 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000193195 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000193195 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000193195 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193195 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193195 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193195 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193195 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193195 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193195 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000225825 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225825 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225825 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225825 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225825 | Government of Japan Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225825 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225825 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225825 | Harley-Davidson Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225825 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225825 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225825 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000225825 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000225825 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225825 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225825 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225825 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225825 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225825 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225825 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225825 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)